Income Taxes	9 Months Ended	12 Months Ended
	Nov. 02, 2014	Feb. 02, 2014
Income Tax Disclosure [Abstract]
Income Taxes

Note 4: Income Taxes

The provision (benefit) for income taxes is as follows:

	THIRTY-NINE WEEKS ENDED NOVEMBER 2, 2014	THIRTY-NINE WEEKS ENDED NOVEMBER 3, 2013
Current Expense
Federal	$1,381	$2,788
Foreign	237	(42)
State and local	1,953	(191)
Deferred expense (benefit)	(8,065)	(2,997)

Total provision (benefit) for income taxes	$(4,494)	$(442)

We use the asset/liability method for recording income taxes, which recognizes the amount of current and deferred taxes payable or refundable at the date of the financial statements as a result of all events that are recognized in the financial statements and as measured by the provisions of enacted tax laws. We also recognize liabilities for uncertain income tax positions for those items that meet the “more likely than not” threshold.

In assessing the realizability of deferred tax assets we consider whether it is more likely than not that some or all of the deferred tax assets will not be realized. Accordingly, as of November 2, 2014 we have established a valuation allowance of $923 for deferred tax assets associated with state taxes and uncertain tax positions. The ultimate realization of our deferred tax assets is dependent on the generation of future taxable income during periods in which temporary differences and tax credit carryforwards become deductible.

The calculation of tax liabilities involves significant judgment and evaluation of uncertainties in the interpretation of federal and state tax regulations. As a result, we have established accruals for taxes that may become payable in future years due to audits by tax authorities. Tax accruals are reviewed regularly pursuant to accounting guidance for uncertainty in income taxes. Tax accruals are adjusted as events occur that affect the potential liability for taxes, such as the expiration of statutes of limitations, conclusion of tax audits, identification of additional exposure based on current calculations, identification of new issues, the issuance of statutory or administrative guidance, or rendering of a court decision affecting a particular issue. Accordingly, we may experience significant changes in tax accruals in the future, if or when such events occur.

As of November 2, 2014, we have accrued approximately $457 of unrecognized tax benefits and approximately $316 of penalties and interest. Future recognition of potential interest or penalties, if any, will be recorded as a component of income tax expense. Because of the impact of deferred income tax accounting, $330 of unrecognized tax benefits, if recognized, would affect the effective tax rate.

As of November 2, 2014 we had approximately $9,825 of available federal tax credit carryforwards. There is a 20-year carryforward on general business credits and AMT credits can be carried forward indefinitely.

On December 16, 2014, Congress passed the Tax Increase Prevention Act of 2014 (the “Act”). The Act includes provisions that accelerate the recognition of depreciation expense, for tax purposes, related to certain assets placed in service between January 1, 2014 and December 31, 2014. The Company is currently evaluating the impact of the Act and anticipates that the acceleration of depreciation will reduce the amount of federal taxes payable and the amount of tax credits utilized in the current year.

Note 8: Income Taxes

The provision (benefit) for income taxes is as follows:

	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Current expense
Federal	$615	$536	$—
Foreign	97	361	(175)
State and local	1,150	(51)	383
Deferred expense (benefit)	(801)	(13,548)	(4,004)

Total provision (benefit) for income taxes	$1,061	$(12,702)	$(3,796)

Significant components of the deferred tax liabilities and assets in the consolidated balance sheets are as follows:

	FEBRUARY 2, 2014	FEBRUARY 3, 2013
Deferred tax assets:
Tax credit carryovers	$10,297	$10,155
Deferred revenue and redemption ticket liability	9,540	7,252
Leasing transactions	5,585	3,838
State net operating loss carryovers	3,503	3,444
Workers’ compensation and general liability insurance	3,429	3,666
Accrued liabilities	1,985	2,770
Deferred compensation	1,610	1,140
Smallware supplies	714	713
Indirect benefit of unrecognized tax benefits	225	216
Other	1,567	1,391

Total deferred tax assets	38,455	34,585

Valuation allowance for deferred tax assets—US	(1,388)	(1,158)

Total deferred tax assets net of valuation allowance	37,067	33,427

Deferred tax liabilities:
Trademark/trade name	31,578	31,928
Property and equipment	4,109	963
Prepaid expenses	232	189

Total deferred tax liabilities	35,919	33,080

Net deferred tax asset	$1,148	$347

The Net deferred tax asset is presented in the Consolidated Balance Sheets as follows:

	FEBRUARY 2, 2014	FEBRUARY 3, 2013
Deferred income taxes—current	$24,802	$25,137
Other assets and deferred charge	—	286

Deferred tax assets	24,802	25,423

Deferred income taxes—current	—	189
Deferred income taxes	23,654	24,887

Deferred tax liabilities	23,654	25,076

Net deferred tax asset	$1,148	$347

At February 2, 2014, we had a $1,388 valuation allowance against our deferred tax assets. The ultimate realization of our deferred tax assets is dependent on the generation of future taxable income during periods in which temporary differences become deductible. In assessing the realizability of our deferred tax assets, at February 2, 2014 we considered whether it is more likely than not that some or all of the deferred tax assets will not be realized. Based on the level of recent historical taxable income; consistent generation of annual taxable income, recent payments of income taxes currently due, and estimations of future taxable income we have concluded that it is more likely than not that we will realize the federal tax benefits associated with our deferred tax assets. We assessed the realizability of the deferred tax assets associated with state taxes, foreign taxes and uncertain tax positions and have concluded that it is more likely than not that a portion of these assets will not be realized. Accordingly, we have increased our previously established valuation allowance against our deferred tax assets for state taxes and uncertain tax positions by $230.

As of February 2, 2014, we had federal tax credit carryforwards of $10,248, including $9,578 of general business credits and $670 of AMT credit carryovers. There is a 20-year carryforward on general business credits and net AMT credits can be carried forward indefinitely. The general business credits do not begin to expire until 2028 and are expected to be utilized over the next three fiscal years.

As of February 2, 2014, we no longer had any Federal net operating loss carryforwards available to reduce current income taxes due. During fiscal year 2012 we utilized all $14,172 of federal net operating loss carryforwards that existed at the end of fiscal year 2011. These net operating losses resulted from stock-based compensation tax deductions realized by our Predecessor from the consummation of the June 2010 acquisition and were not from operating results.

The State of Texas has enacted legislation which established a tax based on taxable margin. As a result of the legislation and in accordance with accounting guidance for income taxes, we recorded an income tax expense of $246, $269 and $228 for the fiscal years ended February 2, 2014, February 3, 2013 and January 29, 2012, respectively.

We currently anticipate that approximately $46 of unrecognized tax benefits will be settled through federal and state audits or will be recognized as a result of the expiration of statute of limitations during fiscal 2014. Future recognition of potential interest or penalties, if any, will be recorded as a component of income tax expense. Because of the impact of deferred tax accounting, $349 of unrecognized tax benefits, if recognized, would affect the effective tax rate.

We file income tax returns, which are periodically audited by various federal, state and foreign jurisdictions. We are generally no longer subject to federal, state, or foreign income tax examinations for years prior to 2009. In fiscal 2011 the Internal Revenue Service (“IRS”) commenced an examination of D&B Entertainment’s U.S. income tax returns for fiscal 2009. As of February 2, 2014, the audit has been closed and the examination resulted in an immaterial change related to tax inventory carrying value.

The change in unrecognized tax benefits excluding interest, penalties and related income tax benefits were as follows:

	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Balance at beginning of year	$471	$940	$881
Additions for tax positions of prior years	176	108	118
Reductions for tax positions of prior years	(32)	(1)	—
Settlements	—	(576)	—
Lapse of statute of limitations	(139)	—	(59)

Balance at end of year	$476	$471	$940

As of February 2, 2014, the accrued interest and penalties on the unrecognized tax benefits were $147 and $144, respectively, excluding any related income tax benefits. As of February 3, 2013, the accrued interest and penalties on the unrecognized tax benefits were $156 and $134, respectively, excluding any related income tax benefits. The Company recognized interest accrued related to the unrecognized tax benefits and penalties as a component of the provision for income taxes recognized in the Consolidated Statements of Operations.

The reconciliation of the federal statutory rate to the effective income tax rate follows:

	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Federal corporate statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	30.8%	1.2%	4.1%
Foreign taxes	1.8%	0.9%	1.2%
Nondeductible expenses	24.9%	(23.5)%	(7.1)%
Tax credits	(74.8)%	65.8%	20.1%
Valuation allowance	7.1%	257.4%	(7.8)%
Change in reserve	0.2%	32.9%	(2.1)%
Other	1.7%	(45.7)%	(8.2)%

Effective tax rate	26.7%	324.0%	35.2%